VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 98.3%
Canada : 7.4%
Alimentation Couche-Tard,
Inc. 144A
3.80%, 01/25/50 $ 50 $ 37,198
5.27%, 02/12/34 30 30,598
Bank of Montreal
2.65%, 03/08/27 25 24,694
7.30% (US Treasury
Yield Curve Rate T 5
Year+3.01%), 11/26/84
(a) 25 26,686
Bank of Nova Scotia
1.95%, 02/02/27 50 49,115
2.45%, 02/02/32 75 67,116
4.34% (SOFR+1.09%),
09/15/31 (a) 50 49,842
4.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 05/04/37
(a) 25 24,485
4.85%, 02/01/30 50 51,194
5.13% (SOFR+1.07%),
02/14/31 (a) 25 25,735
6.88% (US Treasury
Yield Curve Rate T 5
Year+2.73%), 10/27/85
(a) 50 51,367
Brookfield Finance, Inc.
3.50%, 03/30/51 75 52,480
Canadian Imperial Bank of
Commerce
3.45%, 04/07/27 25 24,902
5.24%, 06/28/27 75 76,410
5.25% (SOFR+1.10%),
01/13/31 (a) 25 25,807
7.00% (US Treasury
Yield Curve Rate T 5
Year+3.00%), 10/28/85
(a) 25 25,991
Canadian Natural Resources
Ltd.
6.25%, 03/15/38 25 26,478
Canadian Pacific Railway Co.
2.45%, 12/02/31 50 44,987
Element Fleet Management
Corp. 144A
5.64%, 03/13/27 25 25,402
Enbridge, Inc.
3.12%, 11/15/29 75 72,050
5.70%, 03/08/33 25 26,223
GFL Environmental, Inc.
144A
3.50%, 09/01/28 25 24,511
Royal Bank of Canada
6.35% (US Treasury
Yield Curve Rate T 5
Year+2.26%), 11/24/84
(a) 25 24,601
Par
(000’s) Value
Canada (continued)
6.50% (US Treasury
Yield Curve Rate T 5
Year+2.46%), 11/24/85
(a) $ 75 $ 74,669
Toronto-Dominion Bank
2.80%, 03/10/27 75 74,157
3.20%, 03/10/32 50 46,631
4.11%, 06/08/27 25 25,075
4.93%, 10/15/35 100 99,777
4.99%, 04/05/29 75 77,022
1,285,203
Chile : 0.1%
Cencosud SA 144A
4.38%, 07/17/27 25 25,053
Underline
Denmark : 0.2%
Danske Bank A/S 144A
5.43% (US Treasury
Yield Curve Rate T 1
Year+0.95%), 03/01/28
(a) 25 25,367
Underline
France : 7.3%
BNP Paribas SA 144A
1.90% (SOFR+1.61%),
09/30/28 (a) 25 24,117
3.50%, 11/16/27 75 74,269
4.62%, 03/13/27 50 50,321
5.12% (US Treasury
Yield Curve Rate T 1
Year+1.45%), 01/13/29
(a) 50 50,923
5.18% (SOFR+1.52%),
01/09/30 (a) 50 51,271
5.33% (US Treasury
Yield Curve Rate T 1
Year+1.50%), 06/12/29
(a) 100 102,651
5.89% (SOFR+1.87%),
12/05/34 (a) 100 106,093
5.91% (SOFR+1.92%),
11/19/35 (a) 50 51,740
Credit Agricole SA 144A
2.81%, 01/11/41 75 53,678
3.25%, 01/14/30 25 23,859
5.13%, 03/11/27 75 75,999
5.37%, 03/11/34 25 25,974
5.51%, 07/05/33 † 25 26,154
6.25% (SOFR+2.67%),
01/10/35 (a) 25 26,445
Societe Generale SA 144A
3.00%, 01/22/30 125 117,906
4.03% (US Treasury
Yield Curve Rate T 1
Year+1.90%), 01/21/43
(a) 50 38,786
4.68%, 06/15/27 100 100,958
5.40% (SOFR+1.60%),
04/10/37 (a) 50 49,843

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
France (continued)
5.44% (SOFR+1.73%),
10/03/36 (a) $ 50 $ 50,252
6.07% (US Treasury
Yield Curve Rate T 1
Year+2.10%), 01/19/35
†(a) 25 26,406
6.45% (US Treasury
Yield Curve Rate T 1
Year+2.55%), 01/10/29
(a) 50 52,025
6.69% (US Treasury
Yield Curve Rate T 1
Year+2.95%), 01/10/34
(a) 75 81,808
1,261,478
India : 0.1%
Reliance Industries Ltd. 144A
3.67%, 11/30/27 25 24,780
Underline
Ireland : 0.3%
Flutter Treasury DAC 144A
5.88%, 06/04/31 50 50,674
Underline
Italy : 1.3%
Enel Finance International
NV 144A
3.62%, 05/25/27 25 24,871
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33 50 55,158
7.20%, 11/28/33 50 57,234
7.80%, 11/28/53 50 61,547
UniCredit SpA 144A
3.13% (US Treasury
Yield Curve Rate T 1
Year+1.55%), 06/03/32
(a) 25 23,187
221,997
Mexico : 0.6%
Infraestructura Energetica
Nova SAPI de CV 144A
4.75%, 01/15/51 25 18,860
Minera Mexico SA de CV
144A
5.62%, 02/12/32 25 25,941
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 50 50,462
95,263
Netherlands : 0.9%
Deutsche Telekom
International Finance BV
8.75%, 06/15/30 75 87,490
Deutsche Telekom
International Finance BV
144A
4.38%, 06/21/28 50 50,376
Enel Finance International
NV 144A
2.12%, 07/12/28 25 23,858
161,724
Par
(000’s) Value
Norway : 0.3%
DNB Bank ASA 144A
4.85% (SOFR+1.05%),
11/05/30 (a) $ 25 $ 25,571
Var Energi ASA 144A
8.00%, 11/15/32 25 28,662
54,233
Poland : 0.3%
ORLEN SA 144A
6.00%, 01/30/35 50 52,594
Underline
Saudi Arabia : 1.0%
Saudi Arabian Oil Co. 144A
2.25%, 11/24/30 100 90,278
3.50%, 04/16/29 75 73,264
163,542
Spain : 0.1%
Banco Santander SA
3.31%, 06/27/29 25 24,347
Underline
Sweden : 0.2%
Svenska Handelsbanken AB
144A
3.95%, 06/10/27 25 25,068
Underline
Switzerland : 0.2%
UBS Group AG 144A
3.18% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 02/11/43
(a) 50 37,980
Underline
Thailand : 0.2%
Bangkok Bank PCL 144A
4.30%, 06/15/27 25 25,090
Underline
United Arab Emirates : 0.1%
Abu Dhabi Crude Oil Pipeline
LLC 144A
3.65%, 11/02/29 25 24,517
Underline
United Kingdom : 0.4%
Barclays PLC
3.33% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 11/24/42
(a) 25 19,284
Ferguson Finance PLC 144A
4.50%, 10/24/28 25 25,201
Standard Chartered PLC
144A
4.30%, 02/19/27 25 25,022
69,507
United States : 77.3%
AIG SunAmerica Global
Financing X 144A
6.90%, 03/15/32 25 27,896
Alphabet, Inc.
4.38%, 11/15/32 50 50,182
Altria Group, Inc.
2.45%, 02/04/32 50 44,268
3.40%, 05/06/30 50 48,235
3.40%, 02/04/41 75 57,815

Par
(000’s) Value
United States (continued)
4.25%, 08/09/42 $ 125 $ 104,755
4.80%, 02/14/29 75 76,314
5.38%, 01/31/44 75 71,949
5.80%, 02/14/39 25 25,589
5.95%, 02/14/49 25 24,937
Amphenol Corp.
3.80%, 11/15/27 25 24,994
Apple, Inc.
1.20%, 02/08/28 75 71,502
1.65%, 02/08/31 25 22,325
2.20%, 09/11/29 50 47,291
2.38%, 02/08/41 100 71,652
2.65%, 05/11/50 150 93,455
2.65%, 02/08/51 75 46,333
2.95%, 09/11/49 50 33,354
3.85%, 05/04/43 50 42,138
3.85%, 08/04/46 25 20,250
3.95%, 08/08/52 † 25 19,769
4.50%, 05/12/32 25 25,572
4.65%, 02/23/46 50 45,502
Ares Capital Corp.
2.88%, 06/15/28 50 48,000
5.88%, 03/01/29 25 25,659
5.95%, 07/15/29 75 77,098
AT&T, Inc.
3.80%, 12/01/57 250 172,260
3.85%, 06/01/60 50 34,273
Berkshire Hathaway Energy
Co.
2.85%, 05/15/51 50 31,083
3.70%, 07/15/30 25 24,587
3.80%, 07/15/48 25 19,189
4.25%, 10/15/50 25 20,279
4.45%, 01/15/49 100 83,331
4.60%, 05/01/53 25 21,037
5.15%, 11/15/43 25 23,930
6.12%, 04/01/36 25 27,106
Berkshire Hathaway Finance
Corp.
1.45%, 10/15/30 50 44,719
2.85%, 10/15/50 50 31,860
2.88%, 03/15/32 25 23,297
3.85%, 03/15/52 125 95,489
4.20%, 08/15/48 75 62,163
4.25%, 01/15/49 75 62,428
Blue Owl Capital Corp.
2.88%, 06/11/28 50 47,400
Boston Scientific Corp.
2.65%, 06/01/30 50 47,057
Broadcom, Inc.
5.05%, 07/12/29 75 77,283
Broadcom, Inc. 144A
4.15%, 04/15/32 100 97,863
Cameron LNG LLC 144A
2.90%, 07/15/31 25 23,120
3.30%, 01/15/35 25 21,941
3.70%, 01/15/39 50 42,606
Campbell's Company
Par
(000’s) Value
United States (continued)
5.40%, 03/21/34 $ 25 $ 25,435
Capital One Financial Corp.
2.36% (SOFR+1.34%),
07/29/32 (a) 25 21,891
3.75%, 03/09/27 50 49,918
5.20% (SOFR+1.63%),
09/11/36 (a) 50 49,324
6.18% (SOFR+2.04%),
01/30/36 (a) 100 103,586
6.38% (SOFR+2.86%),
06/08/34 (a) 50 53,709
7.96% (SOFR Compound
Index+3.37%), 11/02/34
(a) 25 29,230
Centene Corp.
2.45%, 07/15/28 25 23,536
2.62%, 08/01/31 50 43,031
3.00%, 10/15/30 100 89,627
3.38%, 02/15/30 75 69,225
4.62%, 12/15/29 100 97,527
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
3.50%, 06/01/41 75 53,713
3.70%, 04/01/51 150 96,014
4.40%, 12/01/61 25 16,506
5.38%, 04/01/38 125 114,046
5.38%, 05/01/47 25 20,545
5.50%, 04/01/63 25 19,785
5.75%, 04/01/48 75 64,575
6.48%, 10/23/45 75 70,646
6.65%, 02/01/34 50 52,676
Cheniere Corpus Christi
Holdings LLC
3.70%, 11/15/29 25 24,482
5.12%, 06/30/27 50 50,485
Cintas Corp. No 2
3.70%, 04/01/27 25 24,953
Citigroup, Inc.
6.02% (SOFR+1.83%),
01/24/36 (a) 125 130,373
Coca-Cola Co.
1.38%, 03/15/31 50 43,825
1.45%, 06/01/27 50 48,641
1.65%, 06/01/30 50 45,340
2.00%, 03/05/31 25 22,661
2.25%, 01/05/32 75 67,549
2.50%, 06/01/40 100 74,322
2.88%, 05/05/41 100 76,647
3.45%, 03/25/30 75 73,534
5.40%, 05/13/64 50 48,529
Conagra Brands, Inc.
1.38%, 11/01/27 25 23,867
4.85%, 11/01/28 50 50,709
5.30%, 11/01/38 50 47,243
Constellation Brands, Inc.
2.25%, 08/01/31 50 44,492

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
3.15%, 08/01/29 $ 25 $ 24,156
Costco Wholesale Corp.
1.60%, 04/20/30 50 45,375
3.00%, 05/18/27 100 99,343
Deutsche Bank AG
5.41%, 05/10/29 25 25,994
7.08% (SOFR+3.65%),
02/10/34 (a) 50 54,958
DT Midstream, Inc. 144A
4.12%, 06/15/29 25 24,721
Duke Energy Carolinas LLC
3.20%, 08/15/49 25 17,244
Duke Energy Progress LLC
5.05%, 03/15/35 75 76,021
Entergy Louisiana LLC
4.00%, 03/15/33 25 24,068
4.20%, 09/01/48 25 20,204
Equinix, Inc.
3.20%, 11/18/29 † 50 48,148
Expand Energy Corp. 144A
6.75%, 04/15/29 25 25,134
First Citizens BancShares,
Inc.
6.25% (US Treasury
Yield Curve Rate T 5
Year+1.97%), 03/12/40
(a) 25 25,441
Gartner, Inc. 144A
3.75%, 10/01/30 25 23,709
General Mills, Inc.
2.88%, 04/15/30 25 23,703
3.20%, 02/10/27 25 24,841
4.20%, 04/17/28 50 50,182
4.95%, 03/29/33 25 25,294
5.25%, 01/30/35 † 25 25,411
GLP Capital LP / GLP
Financing II, Inc.
3.25%, 01/15/32 25 22,650
5.30%, 01/15/29 50 50,982
Golub Capital BDC, Inc.
6.00%, 07/15/29 25 25,590
Haleon US Capital LLC
3.38%, 03/24/27 50 49,691
HCA, Inc.
2.38%, 07/15/31 100 89,607
4.12%, 06/15/29 50 49,900
4.50%, 02/15/27 50 50,112
5.25%, 06/15/49 25 22,684
5.50%, 06/15/47 75 70,830
Hess Corp.
4.30%, 04/01/27 50 50,217
Home Depot, Inc.
1.38%, 03/15/31 75 65,248
2.70%, 04/15/30 100 94,726
3.12%, 12/15/49 50 34,145
5.95%, 04/01/41 25 26,866
International Flavors &
Fragrances, Inc. 144A
Par
(000’s) Value
United States (continued)
1.83%, 10/15/27 $ 25 $ 24,062
3.47%, 12/01/50 25 17,208
IQVIA, Inc.
6.25%, 02/01/29 25 26,322
ITC Holdings Corp. 144A
4.95%, 09/22/27 25 25,312
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50 75 54,583
3.95%, 04/15/29 50 49,545
4.05%, 04/15/32 25 24,093
4.60%, 05/25/28 25 25,220
5.10%, 03/15/27 50 50,553
Kraft Heinz Foods Co.
3.88%, 05/15/27 50 49,856
4.38%, 06/01/46 100 82,130
5.00%, 06/04/42 50 45,632
5.20%, 07/15/45 50 45,492
6.88%, 01/26/39 25 27,979
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 25 28,138
Kroger Co.
5.00%, 09/15/34 75 75,096
5.65%, 09/15/64 † 25 23,816
Lowe's Cos, Inc.
3.00%, 10/15/50 50 32,067
3.35%, 04/01/27 25 24,858
4.45%, 04/01/62 25 19,668
LPL Holdings, Inc. 144A
4.00%, 03/15/29 75 73,984
M&T Bank Corp.
5.38% (SOFR+1.61%),
01/16/36 (a) 25 25,359
Marriott International, Inc.
4.90%, 04/15/29 25 25,561
Mastercard, Inc.
2.95%, 06/01/29 50 48,505
4.10%, 01/15/28 50 50,417
4.35%, 01/15/32 75 75,400
4.55%, 01/15/35 50 49,714
4.85%, 03/09/33 25 25,624
4.88%, 03/09/28 50 51,121
McCormick & Co., Inc.
3.40%, 08/15/27 25 24,825
McDonald's Corp.
2.12%, 03/01/30 50 46,285
2.62%, 09/01/29 40 38,180
3.50%, 03/01/27 75 74,756
3.50%, 07/01/27 25 24,904
3.60%, 07/01/30 25 24,538
3.62%, 09/01/49 50 36,910
4.45%, 03/01/47 50 42,890
4.60%, 09/09/32 † 25 25,421
4.70%, 12/09/35 25 24,844
4.88%, 12/09/45 50 45,598
4.95%, 03/03/35 25 25,257
5.00%, 02/13/36 25 25,213
6.30%, 10/15/37 25 27,787
6.30%, 03/01/38 25 27,676

Par
(000’s) Value
United States (continued)
Meta Platforms, Inc.
4.60%, 11/15/32 $ 50 $ 50,139
4.65%, 08/15/62 75 59,865
4.95%, 05/15/33 100 101,884
5.50%, 11/15/45 300 288,667
5.75%, 05/15/63 25 23,772
Microsoft Corp.
2.50%, 09/15/50 50 30,246
2.52%, 06/01/50 175 106,172
Mondelez International, Inc.
2.62%, 09/04/50 † 25 14,981
2.75%, 04/13/30 50 47,186
3.00%, 03/17/32 50 45,912
MPLX LP
4.12%, 03/01/27 25 25,024
Nestle Holdings, Inc. 144A
1.00%, 09/15/27 45 43,165
5.00%, 03/14/28 25 25,613
Netflix, Inc.
6.38%, 05/15/29 25 26,751
News Corp. 144A
3.88%, 05/15/29 25 24,362
NRG Energy, Inc. 144A
2.45%, 12/02/27 25 24,184
Oncor Electric Delivery Co.
LLC
4.95%, 09/15/52 50 44,511
5.65%, 11/15/33 25 26,474
Oracle Corp.
3.65%, 03/25/41 130 94,940
3.80%, 11/15/37 35 28,198
3.85%, 04/01/60 75 45,557
3.95%, 03/25/51 50 32,817
4.00%, 07/15/46 25 17,263
4.12%, 05/15/45 75 53,844
4.30%, 07/08/34 25 22,587
5.25%, 02/03/32 50 49,952
5.38%, 07/15/40 75 67,631
6.50%, 04/15/38 25 25,598
O'Reilly Automotive, Inc.
3.60%, 09/01/27 25 24,859
Pacific Gas and Electric Co.
2.50%, 02/01/31 25 22,612
3.00%, 06/15/28 50 48,666
3.25%, 06/01/31 25 23,308
3.75%, 07/01/28 25 24,745
4.50%, 07/01/40 75 65,297
4.55%, 07/01/30 75 74,825
5.55%, 05/15/29 84 86,795
5.70%, 03/01/35 20 20,505
6.10%, 01/15/29 35 36,726
6.15%, 01/15/33 50 53,041
6.15%, 03/01/55 25 24,836
6.75%, 01/15/53 50 53,319
PepsiCo, Inc.
2.62%, 07/29/29 150 143,515
2.62%, 10/21/41 50 36,449
2.75%, 03/19/30 50 47,562
Par
(000’s) Value
United States (continued)
2.75%, 10/21/51 † $ 25 $ 15,712
2.88%, 10/15/49 50 33,069
3.00%, 10/15/27 50 49,514
3.60%, 02/18/28 25 24,953
3.62%, 03/19/50 50 37,905
4.45%, 04/14/46 50 44,395
5.00%, 02/07/35 25 25,626
5.00%, 07/23/35 75 76,330
Philip Morris International,
Inc.
3.38%, 08/15/29 50 48,882
4.62%, 11/01/29 50 50,897
4.75%, 02/12/27 50 50,499
4.88%, 02/13/29 50 51,200
5.12%, 02/15/30 50 51,629
5.12%, 02/13/31 25 25,899
5.38%, 02/15/33 25 26,027
5.62%, 11/17/29 50 52,606
5.75%, 11/17/32 50 53,408
Pioneer Natural Resources
Co.
2.15%, 01/15/31 25 22,716
Procter & Gamble Co.
1.90%, 02/01/27 50 49,183
3.00%, 03/25/30 25 24,114
Public Service Co. of
Colorado
5.15%, 09/15/35 25 25,265
Republic Services, Inc.
1.75%, 02/15/32 25 21,590
3.95%, 05/15/28 50 50,121
5.00%, 04/01/34 25 25,551
Roper Technologies, Inc.
4.20%, 09/15/28 25 25,112
S&P Global, Inc.
2.45%, 03/01/27 25 24,650
2.70%, 03/01/29 50 48,170
San Diego Gas & Electric Co.
5.40%, 04/15/35 50 51,585
Sherwin-Williams Co.
3.45%, 06/01/27 75 74,561
Southern California Edison
Co.
4.00%, 04/01/47 75 56,668
4.65%, 10/01/43 50 42,663
Sprint Capital Corp.
6.88%, 11/15/28 50 53,653
8.75%, 03/15/32 75 90,855
Sysco Corp.
5.95%, 04/01/30 25 26,492
T-Mobile USA, Inc.
2.05%, 02/15/28 25 24,058
2.25%, 11/15/31 75 66,534
3.00%, 02/15/41 75 55,641
3.30%, 02/15/51 50 33,327
3.40%, 10/15/52 50 33,533
3.75%, 04/15/27 75 74,824
3.88%, 04/15/30 75 73,737

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
4.38%, 04/15/40 $ 150 $ 134,109
4.70%, 01/15/35 25 24,473
TSMC Arizona Corp.
3.88%, 04/22/27 50 49,991
Tyson Foods, Inc.
3.55%, 06/02/27 75 74,567
4.35%, 03/01/29 50 50,231
5.10%, 09/28/48 25 23,122
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 50 51,274
Verizon Communications,
Inc.
1.75%, 01/20/31 125 110,302
2.35%, 03/15/32 150 132,279
2.55%, 03/21/31 100 91,388
2.99%, 10/30/56 25 14,848
4.02%, 12/03/29 100 99,442
4.12%, 03/16/27 † 56 56,186
VICI Properties LP
4.75%, 02/15/28 25 25,258
4.95%, 02/15/30 25 25,311
5.12%, 05/15/32 50 50,321
VICI Properties LP / VICI Note
Co., Inc. 144A
3.75%, 02/15/27 50 49,725
4.12%, 08/15/30 75 72,813
Visa, Inc.
1.90%, 04/15/27 25 24,517
2.05%, 04/15/30 75 69,587
2.75%, 09/15/27 25 24,689
Vistra Operations Co. LLC
144A
4.30%, 07/15/29 50 49,764
Par
(000’s) Value
United States (continued)
6.95%, 10/15/33 $ 25 $ 27,734
VMware LLC
2.20%, 08/15/31 75 66,793
Walmart, Inc.
2.50%, 09/22/41 50 36,198
4.35%, 04/28/30 50 50,821
4.90%, 04/28/35 25 25,606
Waste Management, Inc.
1.50%, 03/15/31 75 65,625
3.15%, 11/15/27 75 74,277
4.15%, 04/15/32 25 24,777
4.80%, 03/15/32 25 25,611
4.88%, 02/15/29 50 51,323
4.95%, 03/15/35 25 25,336
Westinghouse Air Brake
Technologies Corp.
4.70%, 09/15/28 50 50,672
13,379,405
Total Corporate Bonds
(Cost: $17,205,495) 17,007,822
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.5%
Money Market Fund: 0.5%
(Cost: $86,728)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.70%(b) 86,728 86,728
Total Investments: 98.8%
(Cost: $17,292,223) 17,094,550
Other assets less liabilities: 1.2% 209,434
NET ASSETS: 100.0% $ 17,303,984
Definitions:
SOFR Secured Overnight Financing Rate
(a) Variable rate security — the rate shown is as of 01/31/26
† Security fully or partially on loan. Total market value of securities on loan is $249,848.
(b) The rate shown is the 7-day yield as of 01/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,154,130, or 18.2% of net assets.
The summary of inputs used to value the Fund's investments as of January 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds
 *
$ — $ 17,007,822 $ — $ 17,007,822
Money Market Fund 86,728 — — 86,728
Total Investments $ 86,728 $ 17,007,822 $ — $ 17,094,550

*     See Schedule of Investments for geographic sectors.